SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	$ 196,435	$ 0
Total lease payment liability	188,937	$ 0
Restatement | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU assets	196,435
Total lease payment liability	$ 188,937